Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 12, 2020
Entity Registrant Name	MAINSTAY FUNDS TRUST
Entity Central Index Key	0001469192
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 12, 2020
Document Effective Date	Jun. 12, 2020
Prospectus Date	Feb. 24, 2020
MainStay CBRE Real Estate Fund | Class A
Prospectus:
Trading Symbol	CLARX
MainStay CBRE Real Estate Fund | Class R6
Prospectus:
Trading Symbol	VREQX
MainStay CBRE Real Estate Fund | Class R3
Prospectus:
Trading Symbol	CRWRX
MainStay CBRE Real Estate Fund | Class I
Prospectus:
Trading Symbol	CRARX
MainStay CBRE Real Estate Fund | Investor Class
Prospectus:
Trading Symbol	CRVRX
MainStay CBRE Real Estate Fund | Class C
Prospectus:
Trading Symbol	CRCRX